Contractual Residual Maturity of Available for Sale Mortgage-Backed and Asset-Backed Securities (Detail) In Millions, unless otherwise specified	Sep. 30, 2014 USD ($)	Sep. 30, 2014 INR	Mar. 31, 2014 INR	Sep. 30, 2014 Asset and Mortgage Backed Securities USD ($)	Sep. 30, 2014 Asset and Mortgage Backed Securities INR
Amortized Cost
Within one year					6,629.7
Over one year through five years					6,620.2
Over five years through ten years					352.1
Over ten years					561.3
Amortized Cost	18,175.1	1,125,400.8	927,284.9		14,163.3
Fair Value
Within one year				105.6	6,537.4
Over one year through five years				105.0	6,502.0
Over five years through ten years				5.8	359.9
Over ten years				12.7	789.4
Total	$ 18,056.0	1,118,027.0	908,824.3	$ 229.1	14,188.7